OTHER LONG-TERM ASSETS - Schedule of Other Long Term Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Other Long Term Assets [Abstract]
Restricted cash	$ 56	$ 37
Other long-term assets, net	$ 140	$ 184